                             NICHOLAS-APPLEGATE(R)

                               INSTITUTIONAL FUNDS


                                PACIFIC RIM FUND

                              INSTITUTIONAL SHARES

                                  JUNE 30, 2002

TABLE OF CONTENTS


THE FUND'S REVIEW AND OUTLOOK, PERFORMANCE AND SCHEDULE
OF INVESTMENTS                                                            1
FINANCIAL HIGHLIGHTS                                                      7
STATEMENT OF ASSETS AND LIABILITIES                                       9
STATEMENTS OF OPERATIONS                                                 10
STATEMENTS OF CHANGES IN NET ASSETS                                      11
NOTES TO FINANCIAL STATEMENTS                                            12
REPORT OF INDEPENDENT AUDITORS                                           21

PACIFIC RIM FUND
INSTITUTIONAL SHARES

MANAGEMENT TEAM: RANDALL S. KAHN, CFA, Lead Portfolio Manager; DAVID FUJISAKI, Investment Analyst; KARL RICHTENBURG, Investment Analyst; ANDREW BEAL, Portfolio Manager; JASON CAMPBELL, Portfolio Manager; SHU NUNG LEE, CFA, Investment Analyst

CHIEF INVESTMENT OFFICER:  CATHERINE NICHOLAS

GOAL: The Pacific Rim Fund seeks to maximize total return through investments in stocks of companies located within the Pacific Rim region including Australia, China, Hong Kong, the Indian Subcontinent, Indonesia, Japan, South Korea, Malaysia, New Zealand, the Philippines, Singapore, Taiwan, Thailand and Vietnam.

MARKET OVERVIEW: Adding to gains registered during the first quarter of the year, prices of Pacific Rim equities climbed higher during the three months ended June 30, 2002. Relative to stocks in the US and other regions, the Pacific Rim market was one of the world's top performers.

   This period's advance was mainly due to strength in Japan, which dominates the region. While yen-based returns were negative, results in US dollar terms were positive as the yen gained 9.9% versus the dollar this quarter. Despite currency gains driving market performance, Japanese economic indicators were surprisingly strong. Industrial production rose, housing starts increased and export volume surged. First quarter 2002 GDP figures released in early June revealed a 1.4% rise in quarter-over-quarter growth -- the first increase in a year.

  Other strong-performing countries this period included New Zealand, Indonesia and Thailand. In New Zealand, returns were off slightly in local currency but positive in US dollars. In Indonesia and Thailand, stronger economic growth spurred by lower interest rates helped send markets higher in both local currency and US dollar terms.

PERFORMANCE: During the second quarter of 2002, the Fund gained 1.1% versus the MSCI Pacific Index, up 4.2%. For the six months ended June 30, 2002, the Fund rose 13.5%, outperforming the MSCI Pacific Index, which advanced 6.5%.

PORTFOLIO SPECIFICS: On the plus side, stock selection in Japan, Hong Kong and in the consumer non-durables sector boosted relative performance. Top-performing holdings included Diamond Lease, a Japanese general finance corporation; Fountain Set Holdings, a Hong Kong-based textile producer; and Sepatu Bata, an Indonesian shoe manufacturer.

  Exposure to Taiwan and South Korea negatively impacted the Fund's relative returns this period. Equity markets in these countries posted losses, and neither is included in the benchmark. Issue selection in the technology and producers/manufacturing sectors also detracted from results, as did an overweight in technology, which lagged the broad market.

MARKET OUTLOOK: We are positive in our outlook for stocks in emerging Asian countries, such as Taiwan, South Korea and Indonesia. We believe equity markets in these nations are poised to benefit from an improving global economy.

  Japan was the only major country to miss the global economic boom of the 1990s. As such, it may be well positioned to compete in the current slower-growth environment, although we are concerned about the impact of a stronger yen on Japanese exporters and its potential effect on economic growth in the second half of 2002.

PACIFIC RIM FUND INSTITUTIONAL SHARES

COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN PACIFIC RIM FUND INSTITUTIONAL SHARES WITH THE MSCI PACIFIC INDEX.


                            ANNUALIZED TOTAL RETURNS
                                 As of 06/30/02

       1 YEAR                                     SINCE INCEPTION
       -1.35%                                         10.45%

[CHART]



                              PACIFIC RIM               BENCHMARK:
DATE                          INSTITUTIONAL SHARES      MSCI PACIFIC INDEX
        31-Dec-97             250,000.00                250,000.00
        31-Jan-98             252,000.00                263,546.29
        28-Feb-98             258,600.00                272,995.34
        31-Mar-98             253,200.00                257,944.54
        30-Apr-98             241,200.00                252,828.17
        31-May-98             207,400.00                235,652.13
        30-Jun-98             193,600.00                235,183.00
        31-Jul-98             197,400.00                231,079.14
        31-Aug-98             178,200.00                203,754.64
        30-Sep-98             192,200.00                203,080.25
        31-Oct-98             208,200.00                238,240.31
        30-Nov-98             225,600.00                249,174.23
        31-Dec-98             233,600.00                256,107.28
        31-Jan-99             238,200.00                257,944.23
        28-Feb-99             229,400.00                252,896.52
        31-Mar-99             246,400.00                284,762.99
        30-Apr-99             285,400.00                303,791.39
        31-May-99             293,800.00                285,681.94
        30-Jun-99             355,200.00                311,958.56
        31-Jul-99             384,400.00                335,701.40
        31-Aug-99             396,600.00                332,280.73
        30-Sep-99             405,000.00                347,601.30
        31-Oct-99             415,400.00                361,048.12
        30-Nov-99             485,827.59                378,959.45
        31-Dec-99             566,340.09                403,714.29
        31-Jan-00             558,541.16                384,227.62
        29-Feb-00             639,741.80                375,794.39
        31-Mar-00             583,773.00                401,860.38
        30-Apr-00             507,159.96                373,918.46
        31-May-00             474,129.19                352,176.46
        30-Jun-00             514,500.13                379,339.25
        31-Jul-00             453,714.34                343,228.29
        31-Aug-00             536,520.64                361,911.43
        30-Sep-00             482,386.88                342,829.68
        31-Oct-00             459,448.85                323,146.74
        30-Nov-00             447,643.06                311,911.72
        31-Dec-00             416,586.49                299,620.84
        31-Jan-01             424,082.90                298,729.62
        28-Feb-01             401,058.20                285,988.62
        31-Mar-01             371,072.54                272,322.60
        30-Apr-01             389,813.58                290,246.65
        31-May-01             407,483.70                289,160.93
        30-Jun-01             396,239.07                275,323.77
        31-Jul-01             374,820.75                257,451.73
        31-Aug-01             356,615.17                251,375.87
        30-Sep-01             320,739.47                224,956.26
        31-Oct-01             330,913.17                227,318.30
        30-Nov-01             348,583.29                233,842.34
        31-Dec-01             344,299.63                223,506.51
        31-Jan-02             349,118.75                211,079.54
        28-Feb-02             365,717.96                216,736.48
        31-Mar-02             386,600.83                228,418.57
        30-Apr-02             398,303.70                240,410.55
        31-May-02             414,355.34                227,837.08
        30-Jun-02             391,317.18                212,480.86

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Morgan Stanley Capital International Pacific Index ("MSCI Pacific") for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds). The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results. The unmanaged MSCI Pacific Index includes over 400 companies and the five countries of Australia, Hong Kong, Japan, New Zealand, and Singapore. The average company has a market capitalization of above $5.1 billion. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2002


   -----------------------------------------------------------------------------------------------------------------
PACIFIC RIM FUND
                                                                                         NUMBER
                                                                                       OF SHARES           VALUE
    ----------------------------------------------------------------------------------------------------------------
COMMON STOCK - 91.9%
    ----------------------------------------------------------------------------------------------------------------
AUSTRALIA - 3.1%
    Lihir Gold., Ltd.*                                                                   284,927     $       214,325
    Sons of Gwalia, Ltd.                                                                  22,200              75,395
    Woolworth, Ltd.                                                                        9,386              69,285
                                                                                                     ---------------
                                                                                                             359,005
                                                                                                     ---------------
HONG KONG - 6.8%
    China Mobile (Hong Kong), Ltd.*                                                       39,500             116,728
    CLP Holdings, Ltd.                                                                    28,000             111,283
    Dickson Concepts (International), Ltd.*                                              280,500              71,204
    Hong Kong & Shanghai Hotels, Ltd.                                                    241,500             112,236
    Sun Hung Kai Properties                                                               34,000             258,271
    Tungtex Holdings Co., Ltd.                                                           436,000             113,193
                                                                                                     ---------------
                                                                                                             782,915
                                                                                                     ---------------
INDONESIA - 3.9%
    Bentoel Internasional Investama Tbk*                                               2,184,500              68,947
    PT Bank Pan Indonesia Tbk                                                            970,000              64,014
    PT Perusahaan Perkebunan London Sumatra Indonesia Tbk                              1,528,000              59,626
    PT Sepatu Bata Tbk                                                                    51,500             148,063
    PT Telekomunikasi Indonesia Tbk                                                      266,000             114,484
                                                                                                     ---------------
                                                                                                             455,134
                                                                                                     ---------------
JAPAN - 52.0%
    Aoyama Trading Co. Ltd.                                                                6,200              69,728
    Asahi Glass Co., Ltd.                                                                 26,000             166,377
    Canon, Inc.                                                                            5,000             188,970
    Citizens Electronics Co., Ltd.                                                         1,800             150,175
    Daiwa Securities Group, Inc.                                                          18,000             116,686
    Diamond Lease Co., Ltd.                                                                5,000             103,454
    Fukuda Denshi Co., Ltd.                                                                9,100             192,082
    Hankyu Department Stores, Inc.                                                        14,000             106,524
    Hitachi Chemical Co., Ltd.                                                            16,300             182,229
    Hoya Corp.                                                                             3,400             247,355
    Japan Air Lines Co., Ltd.                                                             46,000             129,718
    Jeol, Ltd.                                                                            25,000             154,347
    JSR Corp.                                                                              8,000              67,612
    Keyence Corp.                                                                            900             190,647
    Komatsu, Ltd.                                                                         50,000             178,959
    Kubotek Corp.                                                                             20              59,736
    Lion Corporation                                                                      37,000             131,812
    Mimasu Semiconductor Industry Co., Ltd.                                                8,300             105,464
    Mitsubishi Pharma Corp.                                                                4,000              40,848
    Nidec Corp.                                                                              600              43,501
    Nintendo Co., Ltd.                                                                       900             132,530
    Nissan Motor Co., Ltd.                                                                16,000             110,796
    NTT DoCoMo, Inc.                                                                          50             123,060
    Office Building Fund of Japan                                                             29             134,040
    Otsuka Kagu Ltd.                                                                       1,300              49,892
    Plenus Co., Ltd.                                                                       1,100              45,336
    Rohm Co., Ltd.                                                                           800             119,406

--------------------------------------------------------------------------------------------------------------------
PACIFIC RIM FUND
                                                                                         NUMBER
                                                                                       OF SHARES           VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (Continued)
--------------------------------------------------------------------------------------------------------------------
    Sanyo Shinpan Finance Co., Ltd.                                                        3,900             111,605
    Shimamura Co., Ltd.                                                                    1,700             130,486
    Shin-Etsu Chemical Co., Ltd.                                                           1,800              77,340
    Shinkawa, Ltd.                                                                         5,600             117,037
    SMC Corp.                                                                                600              70,933
    Sony Corp.                                                                             3,200             168,997
    Sparx Asset Management Co., Ltd.*                                                          7             169,948
    Taiyo Ink Mfg. Co., Ltd.                                                               3,300             122,793
    Takeda Chemical Industries, Ltd.                                                       8,000             351,014
    Thine Electronics Inc.                                                                    10             144,335
    THK Co., Ltd.                                                                          6,500             125,000
    Tokyo Gas Co., Ltd.                                                                  107,000             297,272
    Tomy Co., Ltd.                                                                        10,100             121,847
    Towa Corp.*                                                                            7,000              96,012
    Urban Corp.                                                                            8,100              75,688
    Victor Company of Japan, Ltd.                                                         18,000             110,679
    Yahoo Japan Corp.                                                                          6             129,151
    Yamaichi Electronics Co. Ltd.                                                         12,600             155,582
    Yushin Precision Equipment Co., Ltd.                                                   4,100             105,356
                                                                                                     ---------------
                                                                                                           6,022,359
                                                                                                     ---------------
MALAYSIA - 2.1%
    Malayan Banking Berhad                                                                46,800             108,379
    Telekom Malaysia Berhad                                                               24,000              50,211
    Unisem (M) Berhad                                                                     31,000              84,026
                                                                                                     ---------------
                                                                                                             242,616
                                                                                                     ---------------
REPUBLIC OF CHINA - 1.1%
    PetroChina Co., Ltd. - Ser H                                                         586,000             124,714
                                                                                                     ---------------
SINGAPORE - 2.2%
    Cycle & Carriage Ltd.                                                                 45,000             120,730
    Flextronics International, Ltd.*                                                       6,600              47,058
    United Overseas Bank, Ltd.                                                            12,000              86,260
                                                                                                     ---------------
                                                                                                             254,048
                                                                                                     ---------------
SOUTH KOREA - 9.1%
    Kookmin Bank                                                                           2,600             127,790
    Kumgang Korea Chemical Co., Ltd.                                                         980              94,497
    LG Chemical, Ltd.                                                                      6,120             221,297
    LG Electronics, Inc.                                                                   4,720             138,893
    LG Electronics, Inc.                                                                   2,890             115,312
    Pantech Co., Ltd.                                                                     10,650              90,299
    Samsung Electro Mechanics Co., Ltd.                                                    1,940              94,017
    Samsung Electronics Co., Ltd.                                                            190              51,962
    Samsung SDI Co., Ltd.                                                                  1,560             120,858
                                                                                                     ---------------
                                                                                                           1,054,925
                                                                                                     ---------------
TAIWAN - 11.6%
    Au Optronics Corp.*                                                                       81                  76
    Compeq Manufacturing Co., Ltd.                                                        82,000              76,085
    Eva Airways Corp.                                                                    327,000             133,110

--------------------------------------------------------------------------------------------------------------------
PACIFIC RIM FUND
                                                                                         NUMBER
                                                                                       OF SHARES           VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (Continued)
--------------------------------------------------------------------------------------------------------------------
    Evergreen Marine Corp.                                                               121,000              59,033
    Formosa Chemical & Fiber Co.                                                         136,000             123,747
    Fubon Financial Holding Co., Ltd.                                                     88,000              87,974
    Hon Hai Precision Industry Co., Ltd.                                                  39,000             159,339
    Nan Ya Plastic Corp.                                                                  51,000              47,779
    Pro Mos Technologies, Inc. - 144A                                                     21,800              95,702
    Ritek Corporation                                                                    106,000              85,346
    Test-Rite International Co.                                                           75,000              65,774
    United Microelectronics Corp.*                                                       204,750             245,749
    Wan Hai Lines, Ltd.                                                                  114,000              66,878
    Yuanta Core Pacific Securities Co., Ltd.*                                            149,000              92,317
                                                                                                     ---------------
                                                                                                           1,338,909
                                                                                                     ---------------
TOTAL COMMON STOCK
    (COST: $9,928,661)                                                                                    10,634,625
                                                                                                     ---------------
                                                                                         NUMBER
                                                                                       OF SHARES           VALUE
--------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 1.7%
--------------------------------------------------------------------------------------------------------------------
SOUTH KOREA - 1.7%
    LG Household & Health Care, Ltd.*                                                      5,068     $        83,413
    Samsung Electronics Co., Ltd.                                                            830             112,461
                                                                                                     ---------------
                                                                                                             195,874
                                                                                                     ---------------
TOTAL PREFERRED STOCK
    (COST: $96,352)                                                                                          195,874
                                                                                                     ---------------
                                                                                         NUMBER
                                                                                       OF SHARES           VALUE
--------------------------------------------------------------------------------------------------------------------
EQUITY-LINKED SECURITIES - 3.2%
--------------------------------------------------------------------------------------------------------------------
INDIA - 3.2%

    Hero Honda Motors, Ltd. -- 06/05/03                                                   18,800     $       118,628
    Hindustan Lever, Ltd. -- 06/05/03                                                     31,096             123,140
    ITC, Ltd. -- 06/05/03                                                                  9,939             130,201
                                                                                                     ---------------
                                                                                                             371,969
                                                                                                     ---------------
TOTAL EQUITY-LINKED SECURITIES
    (COST: $384,441)                                                                                         371,969
                                                                                                     ---------------
                                                                                         NUMBER
                                                                                       OF SHARES           VALUE
--------------------------------------------------------------------------------------------------------------------
RIGHTS - 0.0%
--------------------------------------------------------------------------------------------------------------------
MALAYSIA - 0.0%
    VADS Berhad  -- 07/21/02
    (  COST: $0)                                                                          24,000     $             0
                                                                                                     ---------------
                                                                                      PRINCIPAL
                                                                                        AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
TIME DEPOSIT - 4.1%
--------------------------------------------------------------------------------------------------------------------
    Brown Brothers Harriman & Co. (Grand Cayman)
    2.270%, 07/01/02
    (COST: $480,181)                                                            $        480,181     $       480,181
                                                                                                     ---------------
TOTAL INVESTMENTS - 100.9%
    (COST: $10,889,635)                                                                                   11,682,649
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9%)                                                              (107,522)
                                                                                                     ---------------
NET ASSETS - 100.0%                                                                                  $    11,575,127
                                                                                                     ===============

-----------------------------------------
* NON-INCOME PRODUCING SECURITIES.

                 See Accompanying Notes to Financial Statements.

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF JUNE 30, 2002

-------------------------------------------------------------------------------------------------------------------
PACIFIC RIM FUND                           PERCENTAGE OF                                              PERCENTAGE OF
INDUSTRY                                    NET ASSETS                                                  NET ASSETS
--------                                    ----------                                                  ----------
Agricultural Operations                         0.5 %     Investment Management/Advisor Services                1.5
Airlines                                        2.3       Machinery Tools & Related Products                    1.1
Apparel Manufacturers                           1.0       Machinery-Construction & Mining                       1.5
Audio/Video Products                            2.4       Machinery-Electrical                                  1.0
Auto-Cars/Light Trucks                          1.0       Medical Instruments                                   1.7
Building Products-Doors & Windows               1.4       Medical-Drugs                                         3.4
Cellular Telecommunications                     2.1       Miscellaneous Manufacturing                           0.8
Chemicals-Diversified                           2.7       Mixed Funds-Flex Portfolio                            1.0
Chemicals-Fibers                                1.1       Money Center Banks                                    0.7
Chemicals-Specialty                             1.0       Office Automation & Equipment                         1.6
Circuit Boards                                  0.7       Oil Companies-Integrated                              1.1
Coatings/Paint                                  0.8       Optical Supplies                                      2.1
Commercial Banks Non-US                         2.6       Petrochemicals                                        1.9
Computers-Memory Devices                        0.7       Real Estate Operation/Development                     2.9
Computers-Peripheral Equipment                  1.4       REITS-Office Property                                 1.1
Cosmetics & Toiletries                          1.1       Retail-Apparel/Shoe                                   1.7
Distribution/Wholesale                          0.6       Retail-Automobile                                     1.0
Diversified Financial Services                  0.8       Retail-Home Furnishings                               0.4
Electric Products-Miscellaneous                 2.2       Retail-Jewelry                                        0.6
Electric-Integrated                             1.0       Retail-Major Department Stores                        0.9
Electronic Components-Miscellaneous             3.6       Retail-Restaurants                                    0.4
Electronic Components-Semiconductors            6.2       Rubber & Vinyl                                        0.6
Electronic Connectors                           1.3       Semiconductor Components-Integrated Circuits          2.1
Electronic Measure Instruments                  2.2       Semiconductor Equipment                               1.0
Finance-Consumer Loans                          1.0       Soap & Cleaning Products                              1.8
Finance-Investment Bankers/Brokers              0.8       Telecommunications Services                           1.4
Finance-Leasing Company                         1.9       Tobacco                                               1.7
Food-Retail                                     0.6       Toys                                                  2.2
Footwear & Related Apparel                      1.3       Transport-Marine                                      1.1
Gas-Distribution                                2.6       Web Portals/ISP                                       1.1
Gold Mining                                     2.5       Wireless Equipment                                    0.8
Hotels & Motels                                 1.0       Time Deposit                                          4.1
Industrial Automation/Robotics                  0.9       Liabilities in excess of other assets                (0.9)
                                                                                                    ----------------
Instruments-Scientific                          1.3       NET ASSETS                                          100.0 %
                                                                                                    ================

Nicholas-Applegate Institutional Funds
Financial Highlights
For a share outstanding during the period indicated

                                                                                                DISTRIBUTIONS FROM:
                                                                                            --------------------------
                                             NET ASSET        NET           NET REALIZED       NET            NET        NET ASSET
                                               VALUE,      INVESTMENT      AND UNREALIZED   INVESTMENT     REALIZED       VALUE,
                                             BEGINNING  INCOME (LOSS)(1)    GAINS (LOSS)      INCOME     CAPITAL GAINS    ENDING
------------------------------------------------------------------------------------------------------------------------------------

PACIFIC RIM FUND - INSTITUTIONAL SHARES
  For the period 04/01/02 through 06/30/02     $7.22        $0.00              $0.08            -           --             $7.30
  For the year ended 03/31/02                   6.93         0.05               0.24            -           --              7.22
  For the year ended 03/31/01                  25.45        (0.08)             (7.10)           -            (11.34)        6.93
  For the year ended 3/31/00                   12.33        (0.11)             16.15            -             (2.92)       25.45
  For the year ended 3/31/99                   12.66        (0.07)             (0.26)           -           --             12.33
  12/31/97 (commenced) to 3/31/98              12.50         0.02               0.14            -           --             12.66

--------------------------------------------------------------------------------

(1) Prior to April 1, 1999, net investment income per share was calculated by taking the difference in undistributed net investment income per share at the beginning and end of period, adjusted for per share distributions. Beginning April 1, 1999, net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(2)  Total returns are not annualized for periods less than one year.
(3) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.
(4) Net expenses include certain items not subject to expense limitation.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Nicholas-Applegate Institutional Funds
Financial Highlights - (continued)
For a share outstanding during the period indicated

                                                              RATIOS TO AVERAGE NET ASSETS(3)
                                                   ------------------------------------------------------
                                                                                EXPENSE                      FUND'S
                                                        NET                 (REIMBURSEMENTS)                PORTFOLIO  NET ASSETS
                                        TOTAL       INVESTMENT     TOTAL    ----------------     NET        TURNOVER     ENDING
                                       RETURN(2)   INCOME (LOSS)  EXPENSES     RECOUPMENT     EXPENSES(4)     RATE     (IN 000'S)
--------------------------------------------------------------------------------------------------------------------------------
PACIFIC RIM FUND - INSTITUTIONAL SHARES
  For the period 04/01/02 through      1.11%          0.00%       3.20%         (1.76%)          1.44%          66%     $11,575
   06/30/02
  For the year ended 03/31/02          4.18%          0.70%       3.57%         (2.12%)          1.45%         390%      11,429
  For the year ended 03/31/01        (36.44%)        (0.60%)      8.20%         (6.42%)          1.78%        1180%       2,026
  For the year ended 3/31/00         136.92%         (0.55%)      6.25%         (4.63%)          1.62%         424%       3,821
  For the year ended 3/31/99          (2.69%)        (0.67%)     14.68%        (13.11%)          1.57%         450%       1,099
  12/31/97 (commenced) to 3/31/98      1.28%          0.74%       4.50%         (3.10%)          1.40%          86%       1,197

--------------------------------------------------------------------------------

(1) Prior to April 1, 1999, net investment income per share was calculated by taking the difference in undistributed net investment income per share at the beginning and end of period, adjusted for per share distributions. Beginning April 1, 1999, net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(2)  Total returns are not annualized for periods less than one year.
(3) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.
(4) Net expenses include certain items not subject to expense limitation.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
PACIFIC RIM FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002

ASSETS
Investments, at value*                                 $          11,682,649
Foreign currencies, at value**                                        25,691
Cash collateral received for securities loaned                        98,138
Receivables:
  Investment securities sold                                         386,135
  Capital shares sold                                                    800
  Dividends                                                           30,356
  From investment advisor                                              6,444
Other assets                                                           1,731
                                                       ----------------------
Total assets                                                      12,231,944
                                                       ----------------------

LIABILITIES
Payables:
  Investments purchased                                $             454,370
  Capital shares redeemed                                             11,521
  Collateral on securities loaned                                     98,138
Unrealized loss on forward currency contracts                         18,282
Other liabilities                                                     74,506
                                                       ----------------------
Total Liabilities                                                    656,817
                                                       ----------------------
NET ASSETS                                             $          11,575,127
                                                       ----------------------
   * Investments, at cost                              $          10,889,635
                                                       ----------------------
  ** Foreign currencies, at cost                       $              24,591
                                                       ----------------------
NET ASSETS CONSIST OF:
Paid-in capital                                        $          12,676,273
Undistributed net investment income                                   86,236
Accumulated net realized loss on investments and
  foreign currencies                                              (1,964,002)
Net unrealized appreciation  of investments and
  of other assets and liabilities denominated in
  foreign currencies                                                 776,620
                                                       ----------------------

Net assets applicable to all shares outstanding        $          11,575,127
                                                       ----------------------

Net Assets of Institutional Shares                     $          11,574,958
Net Assets of Retirement shares                                          169
                                                       ----------------------

Institutional Shares outstanding                                   1,584,731
Retirement Shares outstanding                                             23
                                                       ----------------------
Net Asset Value - Institutional Share                  $                7.30

Net Asset Value - Retirement Share                     $                7.30
                                                       ----------------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
PACIFIC RIM FUND
STATEMENTS OF OPERATIONS

                                                      PERIOD APRIL 1, 2002
                                                            THROUGH             YEAR ENDED       YEAR ENDED
                                                         JUNE 30, 2002        MARCH 31, 2002   MARCH 31, 2001
INVESTMENT INCOME
Dividends, net of foreign taxes*                     $              38,084           183,106           11,422
Interest                                                             1,790            23,047            8,419
Securities Lending                                                   3,109             9,866            9,005
                                                     ----------------------   ---------------  ---------------
   Total Income                                                     42,983           216,019           28,846
                                                     ----------------------   ---------------  ---------------
EXPENSES
Advisory fee                                                        29,978           100,105           24,410
Accounting and administration fees                                  12,965            43,383           45,930
Custodian fees                                                      42,404           168,985           96,503
Transfer agent fees and expenses                                     3,770            14,241           10,831
Administrative services                                              2,998            10,010            2,429
Professional fees                                                      879             6,238            6,754
Shareholder reporting                                                  424               414              387
Registration fees                                                      904             5,028            2,333
Trustees' fees and expenses                                            154               445              107
Interest and credit facility fee                                       200               276            8,568
Insurance                                                               --                 8              724
Miscellaneous                                                          891             8,616            1,100
                                                     ----------------------   ---------------  ---------------
   Total Expenses                                                   95,567           357,749          200,076
Expenses reimbursed                                                (52,597)         (212,139)        (156,669)
                                                     ----------------------   ---------------  ---------------
  Net Expenses                                                      42,970           145,610           43,407
                                                     ----------------------   ---------------  ---------------
NET INVESTMENT INCOME (LOSS)                                            13            70,409          (14,561)
                                                     ----------------------   ---------------  ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain (loss) from:
  Securities                                                       632,109        (1,841,649)        (708,397)
  Foreign currency transactions                                    (72,328)           15,980          (68,871)
                                                     ----------------------   ---------------  ---------------
   Net realized gain (loss)                                        559,781        (1,825,669)        (777,268)
                                                     ----------------------   ---------------  ---------------
Change in unrealized appreciation (depreciation) of:
  Investments                                                     (420,860)        1,303,851         (392,769)
  Other assets and liabilities denominated in
    foreign currencies                                              (2,385)          (13,492)          (2,524)
                                                     ----------------------   ---------------  ---------------
   Net unrealized appreciation (depreciation)                     (423,245)        1,290,359         (395,293)
                                                     ----------------------   ---------------  ---------------
NET GAIN (LOSS) ON INVESTMENTS                                     136,536          (535,310)      (1,172,561)
                                                     ----------------------   ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                          $             136,549          (464,901)      (1,187,122)
                                                     ----------------------   ---------------  ---------------
  *Foreign taxes withheld                            $               3,013            16,741            1,170
                                                     ----------------------   ---------------  ---------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
PACIFIC RIM FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                    PERIOD APRIL 1, 2002    YEAR ENDED       YEAR ENDED        YEAR ENDED
                                                    THROUGH JUNE 30,        MARCH 31,        MARCH 31,         MARCH 31,
                                                         2002                  2002             2001              2000
                                                  ------------------   ------------------  ---------------   ---------------
INCREASE (DECREASE)  IN NET ASSETS
FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      $              13    $          70,409          (14,561)          (13,932)
Net realized gain (loss)                                    559,781           (1,825,669)        (777,268)        1,611,435
Net unrealized appreciation (depreciation)                 (423,245)           1,290,359         (395,293)          161,024
                                                  ------------------   ------------------  ---------------   ---------------
Net increase (decrease) in net assets from
   investment operations                                    136,549             (464,901)      (1,187,122)        1,758,527
                                                  ------------------   ------------------  ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Institutional Class                                          --                   --               --                --
    Retirement Class                                             --                   --               --                --
  From net realized gains
    Institutional Class                                          --                   --       (1,220,733)         (290,076)
    Retirement Class                                             --                   --               --                --
                                                  ------------------   ------------------  ---------------   ---------------
Total distributions                                              --                   --       (1,220,733)         (290,076)
                                                  ------------------   ------------------  ---------------   ---------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    Institutional Class                                     432,353           10,805,074        2,008,237         3,053,456
    Retirement Class                                             --                  150               --                --
  Distributions reinvested
    Institutional Class                                          --                   --        1,220,230           275,340
    Retirement Class                                             --                   --               --                --
  Cost of shares redeemed
    Institutional Class                                    (422,906)            (937,316)      (2,615,270)       (2,075,329)
    Retirement Class                                             --                   --               --                --
                                                  ------------------   ------------------  ---------------   ---------------
    Net increase in net assets from share
      transactions                                            9,447            9,867,908          613,197         1,253,467
                                                  ------------------   ------------------  ---------------   ---------------
    Net Increase in Net Assets                              145,996            9,403,007       (1,794,658)        2,721,918
NET ASSETS
  Beginning                                       $      11,429,131    $       2,026,124        3,820,782         1,098,864
                                                  ==================   ==================  ===============   ===============
  Ending                                          $      11,575,127    $      11,429,131        2,026,124         3,820,782
                                                  ==================   ==================  ===============   ===============
Undistributed net investment income, ending       $          86,236    $          82,168          (21,444)           (8,934)
                                                  ==================   ==================  ===============   ===============
INSTITUTIONAL CLASS - CAPITAL SHARE ACTIVITY
  Shares sold                                                57,401            1,428,526          162,746           141,141
  Distributions reinvested                                       --                   --          143,556            14,607
  Shares redeemed                                           (55,528)            (137,926)        (164,197)          (94,720)
                                                  ==================   ==================  ===============   ===============
Net Institutional Share Activity                              1,873            1,290,600          142,105            61,028
                                                  ==================   ==================  ===============   ===============
RETIREMENT CLASS - CAPITAL SHARE ACTIVITY
  Shares sold                                                    --                   23               --                --
  Distributions reinvested                                       --                   --               --                --
  Shares redeemed                                                --                   --               --                --
                                                  ==================   ==================  ===============   ===============
  Net Institutional Share Activity                               --                   23               --                --
                                                  ==================   ==================  ===============   ===============


See Accompanying Notes to Financial Statements.

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
PACIFIC RIM FUND
NOTES TO FINANCIAL STATEMENTS

NOTE A -- ORGANIZATION

         The Pacific Rim Fund (the "Fund") is one series of shares of beneficial interest of the Nicholas-Applegate Institutional Funds (formerly Nicholas-Applegate Investment Trust) (the "Trust"), an open-end management investment company. The Trust was established as a Delaware business trust on December 17, 1992 and consists of nineteen separate portfolios including Pacific Rim Fund (the "Fund"). The Fund's investment objectives, strategies and risks are discussed in the Fund's current prospectus. The Fund offers Institutional shares ("Class I") and Retirement shares ("Class R"). Class I and Class R shares have no sales charge or distribution fee, but Class R shares have a shareholder servicing fee.

NOTE B -- SIGNIFICANT ACCOUNTING POLICIES

         Significant accounting policies consistently followed by the Fund in preparing these financial statements are described below. The policies conform with accounting principles generally accepted in the United States.

SECURITY VALUATIONS

         The Fund values equity securities traded on national or international exchanges and market systems at the last sales price reported by the security's primary market at the time of daily valuation. If a last sales price is not available, these securities are valued at the mean between last reported bid and ask prices. Debt securities are valued at bid prices obtained from independent pricing services or from one or more dealers making markets in the securities. Security prices quoted in a foreign currency are translated using the current U.S. dollar exchange rate. Short-term securities maturing within 60 days are valued at amortized cost which approximates market value. When market quotations for securities are not readily available, a fair value is determined by the Investment Adviser in accordance with procedures established by the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

         Security transactions are accounted for as of trade date. Realized gains and losses from security transactions are determined on an identified-cost basis.

         Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when the information becomes available to the Fund. Interest income is recorded on an accrual basis. Discounts and premiums on debt securities are accreted and amortized on the yield to maturity basis.

FOREIGN CURRENCY TRANSACTIONS

         At each net asset valuation date, the value of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are converted at the prevailing exchange rate on the day of the event. The effect of changes in exchange rates on securities denominated in a foreign currency is included with the net realized and unrealized gain or loss of the associated security. Other foreign currency gains or losses are reported separately.

         The Fund may use forward foreign currency contracts to reduce its exposure to currency fluctuations from foreign securities. These contracts are commitments to purchase or sell a foreign currency at a specified rate on a future date. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation of investments. The contract commitment is fully collateralized by cash or securities of the Fund. Foreign denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory and market risk. Evaluating and monitoring such risk exposure is a part of the Fund's management strategy.

FUTURES CONTRACTS

         The Fund may enter into futures contracts involving foreign currency, interest rates, securities, and securities indices, for hedging purposes only. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, the Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

OPTIONS CONTRACTS

         The Fund may: (a) buy call options on foreign currency in anticipation of an increase in the value of the underlying asset; (b) buy put options on foreign currency, portfolio securities, and futures in anticipation of a decrease in the value of the underlying asset; and (c) write call options on portfolio securities and futures to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

EQUITY-LINKED SECURITIES

         Certain Funds may purchase equity-linked securities, also known as participation notes, equity swaps, and zero strike calls and warrants. Equity-linked securities are primarily used by the Fund to access the securities market of a country from which the Fund would otherwise be precluded. The Fund deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount equal to the selling price of the underlying security in exchange for an equity linked security. Upon sale, the Fund receives cash from the broker or custodian based on the change in value of the underlying security. Aside from market risk of the underlying security, there is a risk of default by the other party to the transaction. In the event of insolvency of the other party, the Fund might be unable to obtain its expected benefit. In addition, while the Fund will seek to enter into such transactions only with parties which are capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to close out such a transaction with the other party or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair the Fund's ability to enter into other transactions at a time when doing so might be advantageous.

SECURITIES LENDING

         The Fund may temporarily loan securities up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower fully collateralizes the loans with cash. The risk associated with portfolio lending is that the borrower may not provide additional collateral when required or return the securities when due.

         The market value of securities at June 30, 2002 on loan was $86,000 and the related collateral was $98,000.

CREDIT FACILITY

         The Trust has a $30 million credit facility available to fund temporary or emergency borrowing. The Fund pays its pro-rata share of an annual commitment fee plus interest on its specific borrowings. For the period ended June 30, 2002, the Fund had no borrowings against the line of credit.

FEDERAL INCOME TAXES

         The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required. The Fund invests in foreign securities and records any foreign taxes on income and gains on such investments in accordance with the applicable tax rules. The Fund's tax accounting treatment of loss deferrals, passive foreign investment companies and expiration of capital loss carryforwards are different from the financial statement recognition of income and gains.

DISTRIBUTIONS TO SHAREHOLDERS

         The Fund records distributions to shareholders on the ex-dividend date. Distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. Accordingly, the Fund's capital accounts are periodically reclassified to reflect income and gains available for distribution under income tax regulations. The Fund makes income and capital gain distributions at least annually.

         As of June 30, 2002 the components of accumulated earnings/(deficit) on a tax basis were as follows:


                                                 COMPONENTS OF ACCUMULATED EARNING/(DEFICIT):
---------------------------------------------------------------------------------------------------------------------
 UNDISTRIBUTED      UNDISTRIBUTED     ACCUMULATED     ACCUMULATED CAPITAL AND      UNREALIZED       TOTAL ACCUMULATED
ORDINARY INCOME       LONG-TERM         EARNINGS          OTHER LOSSES (1)        APPRECIATION           DEFICIT
                    CAPITAL GAINS                                                      (2)
---------------------------------------------------------------------------------------------------------------------
    $67,954              --             $67,954             $(1,890,697)            $721,596          $(1,101,147)

(1) On June 30, 2002, the Fund had net capital loss carryforwards of approximately $1,891,000, which will expire on June 30, 2009. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

(2) The differences between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and unrealized gains and losses on forward foreign currency contracts which are realized for tax purposes.

FUND EXPENSES AND MULTI-CLASS ALLOCATIONS

         The Fund bears expenses incurred specifically on its behalf plus an allocation of its share of Trust level expenses. Each share offered by the Fund has equal rights to assets but incurs certain Class specific expenses. The Fund allocates income, gains and losses, both realized and unrealized, and expenses, except for Class specific expenses, based on the relative net assets of each share class.

USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

NOTE C -- TRANSACTIONS WITH AFFILIATES

         Nicholas-Applegate Capital Management, as the Investment Adviser of the Fund, receives an annual fee of 1.00% payable monthly based on the average daily net assets of the Fund, which are reduced when average net assets exceed $500 million. In addition, under an Administrative Services agreement the Investment Adviser provides operational support services to the Fund at an annual fee on average daily net assets of 0.10%.

         The Investment Adviser has agreed to limit the Fund's expenses, exclusive of taxes, interest, brokerage and extraordinary expenses, to 1.40% of average net assets through July 19, 2002.

         Certain officers of the Trust are also officers of the Investment Adviser and Distributor. The Trustees who are not affiliated with the Investment Adviser receive annual compensation of approximately $31,000 each from the Trust.

NOTE D -- INVESTMENT TRANSACTIONS

         The following table presents purchases and sales of securities, excluding short-term investments, during the period ended June 30, 2002 to indicate the volume of transactions in the Fund. The tax cost of securities held at June 30, 2002, and the related gross and net unrealized appreciation and depreciation, provide aggregate information on a tax basis against which future gains and losses on these investments are measured for distribution purposes.


                                                                                                   NET
                                                     GROSS                GROSS                 UNREALIZED
                                                   UNREALIZED          UNREALIZED              APPRECIATION
  PURCHASES        SALES         TAX COST         APPRECIATION        DEPRECIATION            (DEPRECIATION)
  (IN 000'S)    (IN 000'S)      (IN 000'S)         (IN 000'S)          (IN 000'S)               (IN 000'S)
-------------  -------------  -------------  --------------------- --------------------  ---------------------
    $7,368         $7,501        $10,963             $1,267              ($547)                    $720

NOTE E -- FINANCIAL INSTRUMENTS

         During the period, the Fund was party to financial instruments with off-balance sheet risks, including forward foreign currency contracts and futures contracts, primarily in an attempt to minimize the risk to the Fund, in respect of its portfolio transactions. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from unexpected movement in currencies, securities values and interest rates. The contract amounts indicate the extent of the Fund's involvement in such contracts.

FORWARDS

         When entering a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed upon future date.

         At June 30, 2002, the Fund had outstanding forward contracts for the purchase and sale of currencies as set out below. The contracts are reported in the financial statements at the Fund's net loss, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, or the date an offsetting position, if any, has been entered into.

                                                                                                             NET
                                                                                                          UNREALIZED
                                                                                            MARKET      APPRECIATION/
                                                              LOCAL         SETTLEMENT       VALUE      (DEPRECIATION)
                                                             CURRENCY          DATE           US$            US$
                                                        ----------------- -------------- ------------ ------------------
To Sell:
JPY                                                        (51,267,045)      08/02/02     $(428,418)           $(18,282)
                                                                                                       -----------------
Net Loss in foreign currency exchange contracts.                                                               $(18,282)
                                                                                                       =================

NOTE F -- ADDITIONAL FEDERAL TAX INFORMATION (UNAUDITED)

         The amounts, which represent income, derived from sources within, and taxes paid to foreign countries or possessions of the United States are as follows:


        FOREIGN                                  FOREIGN
        SOURCE                                  TAX CREDIT
        INCOME                                    TOTAL
------------------------------   ---------------------------------------
        $45,674                                   $3,704

NOTE G - SUBSEQUENT EVENTS

The Fund reorganized on July 15, 2002, when the Nicholas-Applegate Pacific Rim Fund (the "NACM Fund") reorganized into a corresponding Fund of PIMCO Funds:
Multi-Manager Series, a Massachusetts business trust (the "PIMCO NACM Pacific Rim Fund"). The NACM Fund transferred substantially all of its assets and liabilities to the PIMCO Fund in exchange for Institutional Class shares of the PIMCO Fund. The information in this report reflects financial results for an Institutional Class share of the NACM Fund outstanding throughout each period indicated.

NOTE H - SUPPLEMENTAL INFORMATION - SHAREHOLDER ACTIONS

On July 15, 2002 a majority shareholder representing 94.1390% of the Pacific Rim Fund executed a written consent approving the following actions:

(1) the reorganization of the Fund into a corresponding fund of PIMCO Funds:
Multi-Manager Series, a Massachusetts business trust (the "PIMCO Trust");

(2) a new advisory agreement between Allianz Dresdner Asset Management of America L.P. ("ADAM of America,"acting through its PIMCO Advisors division, "PIMCO Advisors") and the Nicholas-Applegate Trust, on behalf of the Fund; and

(3) a new sub-advisory agreement between PIMCO Advisors and Nicholas-Applegate Capital Management.

NOTE I - CORPORATE GOVERNANCE (UNAUDITED)


-------------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS(1) POSITION(S) TERM OF OFFICE    PRINCIPAL             NUMBER OF    OTHER DIRECTORSHIPS HELD BY TRUSTEE
AND AGE          HELD WITH   AND LENGTH OF     OCCUPATION(S)         PORTFOLIOS
                 FUND        TIME SERVED(2)    DURING PAST 5 YEARS   IN FUND
                                                                     COMPLEX
                                                                     OVERSEEN
                                                                     BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED
TRUSTEES:
-------------------------------------------------------------------------------------------------------------------------------
WALTER E. AUCH   Trustee     Since May 1999    Retired; prior        19           Trustee, Brinson Relationship Funds (since
(80)                                           thereto, Chairman                  1994) and Brinson Supplementary Trust (since
                                               and CEO of Chicago                 1997); Director, Thompson Asset Management
                                               Board of Options                   Corp (since 1987);  Director, Smith Barney
                                               Exchange (1979-1986)               Trak Fund (since 1992) and Smith Barney
                                                                                  Advisors (since 1992); Director, PIMCO
                                                                                  Advisors L.P (since 1994); Director, Banyon
                                                                                  Realty Trust (since 1988), Banyon Mortgage
                                                                                  Investment Fund (since 1989) and Banyon Land
                                                                                  Fund II (since 1988); Director, Express
                                                                                  America Holdings Corp (since 1992); Director,
                                                                                  Legend Properties, Inc. (since 1987);
                                                                                  Director, Senele Group (since 1988);
                                                                                  Director, Fort Dearborn Income Securities,
                                                                                  Inc. (1987-1995); Trustee, Nicholas-Applegate
                                                                                  Mutual Funds (1994-1999); Director, Geotek
                                                                                  Industries, Inc. (1987-1998).
-------------------------------------------------------------------------------------------------------------------------------
DARLENE          Trustee     Since May 1999    Managing Director,    19           Founding Member and Director, National
DEREMER (46)                                   NewRiver E-Business                Defined Contribution Council (since 1997);
                                               Advisory Services                  Trustee, Boston Alzheimer's Association
                                               Division; Prior to,                (since 1998); Director, King's Wood
                                               President and                      Montessori School (since 1995); Editorial
                                               Founder, DeRemer                   Board, National Association of Variable
                                               Associates, a                      Annuities since 1997); Director,
                                               strategic and                      Nicholas-Applegate Strategic Opportunities,
                                               marketing                          Ltd. (1994-1997); Trustee, Nicholas-Applegate
                                               consulting firm for                Mutual Funds (1994-1999); Director, Jurika &
                                               the financial                      Voyles Fund Group (since 1994-2000);
                                               services industry
                                               (since 1987); Vice
                                               President and
                                               Director, Asset
                                               Management
                                               Division, State
                                               Street Bank and
                                               Trust Company, now
                                               referred to as
                                               State Street Global
                                               Advisers,
                                               (1982-1987); Vice
                                               President, T. Rowe
                                               Price & Associates
                                               (1979-1982);
                                               Member, Boston Club
                                               (since 1998);
                                               Member, Financial
                                               Women's Association
                                               Advisory Board
                                               (since 1995);
                                               Founder, Mutual
                                               Fund Cafe Website
-------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
GEORGE F.        Trustee     Since May 1999    Consultant,           19           Director, Bramwell Funds (since 1994);
KEANE (72)                                     Associated Energy                  Director, Longview Oil & Gas (since 2000);
                                               Managers (since                    Director, Security Capital U.S. Real Estate
                                               1994);  Prior to,                  (since 1997); Director, The Universal Bond
                                               President Emeritus                 Fund (since 1997); Director, Universal
                                               and founding Chief                 Stainless & Alloy Products Inc. (1994-2000);
                                               Executive Officer,                 Director, United Water Services and
                                               The Common Fund                    affiliated companies (1996-2000); Director,
                                               (1971-1992); and                   and former Chairman of the Board, Trigen
                                               Endowment Advisors                 Energy Corporation (1994-2000); Trustee,
                                               (1987-1992)                        Nicholas-Applegate Mutual Funds (1994-1999).
                                               (organizations that
                                               provide investment
                                               management programs
                                               for colleges and
                                               universities) ;
                                               Member, Investment
                                               Advisory Committee,
                                               New York State
                                               Common Retirement
                                               Fund (since 1982)
-------------------------------------------------------------------------------------------------------------------------------
INTERESTED
TRUSTEES:
-------------------------------------------------------------------------------------------------------------------------------
E. BLAKE         Chairman,   Since April 2002  Managing General      19           Chairman Nicholas-Applegate U.S. Growth
MOORE, JR. (44)  President                     Counsel,                           Equity Fund (Since 2002); Director,
                 & Trustee                     Nicholas-Applegate                 Nicholas-Applegate Southeast Asia Fund (Since
                                               Capital Management                 2000).
                                               LLC, Nicholas-Applegate
                                               Securities LLC,
                                               Nicholas-Applegate
                                               Holdings LLC
                                               and Nicholas-Applegate
                                               Securities
                                               International LDC
                                               (Since 1995).
-------------------------------------------------------------------------------------------------------------------------------
OFFICERS:
-------------------------------------------------------------------------------------------------------------------------------
CHARLES H.       Secretary   Since May 2001    Deputy General        19           Director, Nicholas-Applegate U.S. Growth
FIELD, JR. (46)                                Counsel,                           Equity Fund (Since 1996); Director,
                                               Nicholas-Applegate                 Nicholas-Applegate Southeast Asia Fund (Since
                                               Capital Management                 1999). Director, Nicholas-Applegate Strategic
                                               (Since 1996).                      Opportunities Fund, LLC (1996-2000);
                                                                                  Director, Torrey Pines Fund, Ltd. (Since
                                                                                  1999).
-------------------------------------------------------------------------------------------------------------------------------
C. WILLIAM       Treasurer   Since May 1999    Managing Chief        19           NA
MAHER (41)                                     Financial Officer,
                                               Nicholas-Applegate
                                               Capital Management,
                                               Nicholas-Applegate
                                               Securities, (Since
                                               1998); Co-Managing
                                               Chief Financial
                                               Officer
                                               Nicholas-Applegate
                                               Holdings LLC (Since
                                               2001). Formerly
                                               Chief Financial
                                               Officer, Mitchell
                                               Hutchins Asset
                                               Management, Inc.
                                               (1990-1998).
-------------------------------------------------------------------------------------------------------------------------------

---------------------------

(1) Unless otherwise noted, the address of the Trustees and Officers is c/o:
Nicholas-Applegate Capital Management, 600 West Broadway, 32nd Floor, San Diego, California 92101.

(2) Each Trustee serves for an indefinite term, until her or his successor is elected.

                         REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of Nicholas-Applegate Institutional Funds

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of the Pacific Rim Fund (one of the series constituting the Nicholas-Applegate Institutional Funds) (the "Fund") as of June 30, 2002, and the related statements of operations, the statements of changes in net assets and the financial highlights for the respective periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Pacific Rim Fund as of June 30, 2002, the results of its operations, changes in its net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                           /s/ Ernst & Young LLP



Los Angeles, California
August 9, 2002

               TRUSTEES OF NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS

                          E. Blake Moore, Jr., Chairman

                                 Walter E. Auch

                               Darlene T. DeRemer

                                 George F. Keane


                                    OFFICERS

                         E. Blake Moore, Jr., PRESIDENT

                        Charles H. Field, Jr., SECRETARY

                     Deborah A. Wussow, ASSISTANT SECRETARY

                           C. William Maher, TREASURER

                     Thomas Muscarella, ASSISTANT TREASURER

                               INVESTMENT ADVISER

                      Nicholas-Applegate Capital Management

                                   DISTRIBUTOR

                          Nicholas-Applegate Securities

                                    CUSTODIAN

                 Brown Brothers Harriman & Co., Private Bankers

                                 TRANSFER AGENT

                        State Street Bank & Trust Company

                             NICHOLAS-APPLEGATE(R)

                               INSTITUTIONAL FUNDS

                                PACIFIC RIM FUND

                                RETIREMENT SHARES

                                  JUNE 30, 2002

TABLE OF CONTENTS


THE FUND'S REVIEW AND OUTLOOK, PERFORMANCE AND SCHEDULE
OF INVESTMENTS                                                            1
FINANCIAL HIGHLIGHTS                                                      7
STATEMENT OF ASSETS AND LIABILITIES                                       9
STATEMENTS OF OPERATIONS                                                 10
STATEMENTS OF CHANGES IN NET ASSETS                                      11
NOTES TO FINANCIAL STATEMENTS                                            12
REPORT OF INDEPENDENT AUDITORS                                           21

PACIFIC RIM FUND
RETIREMENT SHARES

MANAGEMENT TEAM: RANDALL S. KAHN, CFA, Lead Portfolio Manager; DAVID FUJISAKI, Investment Analyst; KARL RICHTENBURG, Investment Analyst; ANDREW BEAL, Portfolio Manager; JASON CAMPBELL, Portfolio Manager; SHU NUNG LEE, CFA, Investment Analyst

CHIEF INVESTMENT OFFICER:  CATHERINE NICHOLAS

GOAL: The Pacific Rim Fund seeks to maximize total return through investments in stocks of companies located within the Pacific Rim region including Australia, China, Hong Kong, the Indian Subcontinent, Indonesia, Japan, South Korea, Malaysia, New Zealand, the Philippines, Singapore, Taiwan, Thailand and Vietnam.

MARKET OVERVIEW: Adding to gains registered during the first quarter of the year, prices of Pacific Rim equities climbed higher during the three months ended June 30, 2002. Relative to stocks in the US and other regions, the Pacific Rim market was one of the world's top performers.

   This period's advance was mainly due to strength in Japan, which dominates the region. While yen-based returns were negative, results in US dollar terms were positive, as the yen gained 9.9% versus the dollar this quarter. Despite currency gains driving market performance, Japanese economic indicators were surprisingly strong. Industrial production rose, housing starts increased and export volume surged. First quarter 2002 GDP figures released in early June revealed a 1.4% rise in quarter-over-quarter growth -- the first increase in a year.

  Other strong-performing countries this period included New Zealand, Indonesia and Thailand. In New Zealand, returns were off slightly in local currency but positive in US dollars. In Indonesia and Thailand, stronger economic growth spurred by lower interest rates helped send markets higher in both local currency and US dollar terms.

PERFORMANCE: During the second quarter of 2002, the Fund gained 1.1% versus the MSCI Pacific Index, up 4.2%. For the six months ended June 30, 2002, the Fund rose 13.5%, outperforming the MSCI Pacific Index, which advanced 6.5%.

PORTFOLIO SPECIFICS: On the plus side, stock selection in Japan, Hong Kong and in the consumer non-durables sector boosted relative performance. Top-performing holdings included Diamond Lease, a Japanese general finance corporation; Fountain Set Holdings, a Hong Kong-based textile producer; and Sepatu Bata, an Indonesian shoe manufacturer.

  Exposure to Taiwan and South Korea negatively impacted the Fund's relative returns this period. Equity markets in these countries posted losses, and neither is included in the benchmark. Issue selection in the technology and producers/manufacturing sectors also detracted from results, as did an overweight in technology, which lagged the broad market.

MARKET OUTLOOK: We are positive in our outlook for stocks in emerging Asian countries, such as Taiwan, South Korea and Indonesia. We believe equity markets in these nations are poised to benefit from an improving global economy.

  Japan was the only major country to miss the global economic boom of the 1990s. As such, it may be well positioned to compete in the current slower-growth environment, although we are concerned about the impact of a stronger yen on Japanese exporters and its potential effect on economic growth in the second half of 2002.

PACIFIC RIM FUND RETIREMENT SHARES


COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN PACIFIC
RIM FUND RETIREMENT SHARES WITH THE MSCI PACIFIC INDEX.

                            ANNUALIZED TOTAL RETURNS
                              As of 06/30/02

                                                         SINCE
      1 YEAR                                           INCEPTION
      -1.35%                                             10.45%

[CHART]



                       PACIFIC RIM                 BENCHMARK:
     DATE              RETIREMENT SHARES           MSCI PACIFIC INDEX
        31-Dec-97      250,000.00                  250,000.00
        31-Jan-98      252,000.00                  263,546.29
        28-Feb-98      258,600.00                  272,995.34
        31-Mar-98      253,200.00                  257,944.54
        30-Apr-98      241,200.00                  252,828.17
        31-May-98      207,400.00                  235,652.13
        30-Jun-98      193,600.00                  235,183.00
        31-Jul-98      197,400.00                  231,079.14
        31-Aug-98      178,200.00                  203,754.64
        30-Sep-98      192,200.00                  203,080.25
        31-Oct-98      208,200.00                  238,240.31
        30-Nov-98      225,600.00                  249,174.23
        31-Dec-98      233,600.00                  256,107.28
        31-Jan-99      238,200.00                  257,944.23
        28-Feb-99      229,400.00                  252,896.52
        31-Mar-99      246,400.00                  284,762.99
        30-Apr-99      285,400.00                  303,791.39
        31-May-99      293,800.00                  285,681.94
        30-Jun-99      355,200.00                  311,958.56
        31-Jul-99      384,400.00                  335,701.40
        31-Aug-99      396,600.00                  332,280.73
        30-Sep-99      405,000.00                  347,601.30
        31-Oct-99      415,400.00                  361,048.12
        30-Nov-99      485,827.59                  378,959.45
        31-Dec-99      566,340.09                  403,714.29
        31-Jan-00      558,541.16                  384,227.62
        29-Feb-00      639,741.80                  375,794.39
        31-Mar-00      583,773.00                  401,860.38
        30-Apr-00      507,159.96                  373,918.46
        31-May-00      474,129.19                  352,176.46
        30-Jun-00      514,500.13                  379,339.25
        31-Jul-00      453,714.34                  343,228.29
        31-Aug-00      536,520.64                  361,911.43
        30-Sep-00      482,386.88                  342,829.68
        31-Oct-00      459,448.85                  323,146.74
        30-Nov-00      447,643.06                  311,911.72
        31-Dec-00      416,586.49                  299,620.84
        31-Jan-01      424,082.90                  298,729.62
        28-Feb-01      401,058.20                  285,988.62
        31-Mar-01      371,072.54                  272,322.60
        30-Apr-01      389,813.58                  290,246.65
        31-May-01      407,483.70                  289,160.93
        30-Jun-01      396,239.07                  275,323.77
        31-Jul-01      374,820.75                  257,451.73
        31-Aug-01      356,615.17                  251,375.87
        30-Sep-01      320,739.47                  224,956.26
        31-Oct-01      330,913.17                  227,318.30
        30-Nov-01      348,583.29                  233,842.34
        31-Dec-01      344,299.63                  223,506.51
        31-Jan-02      349,118.75                  211,079.54
        28-Feb-02      365,717.96                  216,736.48
        31-Mar-02      386,600.83                  228,418.57
        30-Apr-02      398,303.70                  240,410.55
        31-May-02      414,355.34                  227,837.08
        30-Jun-02      391,317.18                  212,480.86

         The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class R shares compared with the Morgan Stanley Capital International Pacific Index ("MSCI Pacific") for the periods indicated. The Fund's Class R shares were first available on November 30, 2001. Performance prior to the introduction of Class R shares reflects the historical performance of the Funds' Class I shares. Class I and R shares have no sales charge or distribution fee, but Class R shares have a shareholder service fee of .25%. Historical performance returns of Class I shares do not reflect the shareholder servicing fee applicable to Class R shares which would have made returns slightly lower. The Fund calculates its performance based upon the historical performance of its corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds). The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results. The unmanaged MSCI Pacific Index includes over 400 companies and the five countries of Australia, Hong Kong, Japan, New Zealand, and Singapore. The average company has a market capitalization of above $5.1 billion. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2002


   -----------------------------------------------------------------------------------------------------------------
PACIFIC RIM FUND
                                                                                         NUMBER
                                                                                       OF SHARES           VALUE
    ----------------------------------------------------------------------------------------------------------------
COMMON STOCK - 91.9%
    ----------------------------------------------------------------------------------------------------------------
AUSTRALIA - 3.1%
    Lihir Gold., Ltd.*                                                                   284,927     $       214,325
    Sons of Gwalia, Ltd.                                                                  22,200              75,395
    Woolworth, Ltd.                                                                        9,386              69,285
                                                                                                     ---------------
                                                                                                             359,005
                                                                                                     ---------------
HONG KONG - 6.8%
    China Mobile (Hong Kong), Ltd.*                                                       39,500             116,728
    CLP Holdings, Ltd.                                                                    28,000             111,283
    Dickson Concepts (International), Ltd.*                                              280,500              71,204
    Hong Kong & Shanghai Hotels, Ltd.                                                    241,500             112,236
    Sun Hung Kai Properties                                                               34,000             258,271
    Tungtex Holdings Co., Ltd.                                                           436,000             113,193
                                                                                                     ---------------
                                                                                                             782,915
                                                                                                     ---------------
INDONESIA - 3.9%
    Bentoel Internasional Investama Tbk*                                               2,184,500              68,947
    PT Bank Pan Indonesia Tbk                                                            970,000              64,014
    PT Perusahaan Perkebunan London Sumatra Indonesia Tbk                              1,528,000              59,626
    PT Sepatu Bata Tbk                                                                    51,500             148,063
    PT Telekomunikasi Indonesia Tbk                                                      266,000             114,484
                                                                                                     ---------------
                                                                                                             455,134
                                                                                                     ---------------
JAPAN - 52.0%
    Aoyama Trading Co. Ltd.                                                                6,200              69,728
    Asahi Glass Co., Ltd.                                                                 26,000             166,377
    Canon, Inc.                                                                            5,000             188,970
    Citizens Electronics Co., Ltd.                                                         1,800             150,175
    Daiwa Securities Group, Inc.                                                          18,000             116,686
    Diamond Lease Co., Ltd.                                                                5,000             103,454
    Fukuda Denshi Co., Ltd.                                                                9,100             192,082
    Hankyu Department Stores, Inc.                                                        14,000             106,524
    Hitachi Chemical Co., Ltd.                                                            16,300             182,229
    Hoya Corp.                                                                             3,400             247,355
    Japan Air Lines Co., Ltd.                                                             46,000             129,718
    Jeol, Ltd.                                                                            25,000             154,347
    JSR Corp.                                                                              8,000              67,612
    Keyence Corp.                                                                            900             190,647
    Komatsu, Ltd.                                                                         50,000             178,959
    Kubotek Corp.                                                                             20              59,736
    Lion Corporation                                                                      37,000             131,812
    Mimasu Semiconductor Industry Co., Ltd.                                                8,300             105,464
    Mitsubishi Pharma Corp.                                                                4,000              40,848
    Nidec Corp.                                                                              600              43,501
    Nintendo Co., Ltd.                                                                       900             132,530
    Nissan Motor Co., Ltd.                                                                16,000             110,796
    NTT DoCoMo, Inc.                                                                          50             123,060
    Office Building Fund of Japan                                                             29             134,040
    Otsuka Kagu Ltd.                                                                       1,300              49,892
    Plenus Co., Ltd.                                                                       1,100              45,336
    Rohm Co., Ltd.                                                                           800             119,406

--------------------------------------------------------------------------------------------------------------------
PACIFIC RIM FUND
                                                                                         NUMBER
                                                                                       OF SHARES           VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (Continued)
--------------------------------------------------------------------------------------------------------------------
    Sanyo Shinpan Finance Co., Ltd.                                                        3,900             111,605
    Shimamura Co., Ltd.                                                                    1,700             130,486
    Shin-Etsu Chemical Co., Ltd.                                                           1,800              77,340
    Shinkawa, Ltd.                                                                         5,600             117,037
    SMC Corp.                                                                                600              70,933
    Sony Corp.                                                                             3,200             168,997
    Sparx Asset Management Co., Ltd.*                                                          7             169,948
    Taiyo Ink Mfg. Co., Ltd.                                                               3,300             122,793
    Takeda Chemical Industries, Ltd.                                                       8,000             351,014
    Thine Electronics Inc.                                                                    10             144,335
    THK Co., Ltd.                                                                          6,500             125,000
    Tokyo Gas Co., Ltd.                                                                  107,000             297,272
    Tomy Co., Ltd.                                                                        10,100             121,847
    Towa Corp.*                                                                            7,000              96,012
    Urban Corp.                                                                            8,100              75,688
    Victor Company of Japan, Ltd.                                                         18,000             110,679
    Yahoo Japan Corp.                                                                          6             129,151
    Yamaichi Electronics Co. Ltd.                                                         12,600             155,582
    Yushin Precision Equipment Co., Ltd.                                                   4,100             105,356
                                                                                                     ---------------
                                                                                                           6,022,359
                                                                                                     ---------------
MALAYSIA - 2.1%
    Malayan Banking Berhad                                                                46,800             108,379
    Telekom Malaysia Berhad                                                               24,000              50,211
    Unisem (M) Berhad                                                                     31,000              84,026
                                                                                                     ---------------
                                                                                                             242,616
                                                                                                     ---------------
REPUBLIC OF CHINA - 1.1%
    PetroChina Co., Ltd. - Ser H                                                         586,000             124,714
                                                                                                     ---------------
SINGAPORE - 2.2%
    Cycle & Carriage Ltd.                                                                 45,000             120,730
    Flextronics International, Ltd.*                                                       6,600              47,058
    United Overseas Bank, Ltd.                                                            12,000              86,260
                                                                                                     ---------------
                                                                                                             254,048
                                                                                                     ---------------
SOUTH KOREA - 9.1%
    Kookmin Bank                                                                           2,600             127,790
    Kumgang Korea Chemical Co., Ltd.                                                         980              94,497
    LG Chemical, Ltd.                                                                      6,120             221,297
    LG Electronics, Inc.                                                                   4,720             138,893
    LG Electronics, Inc.                                                                   2,890             115,312
    Pantech Co., Ltd.                                                                     10,650              90,299
    Samsung Electro Mechanics Co., Ltd.                                                    1,940              94,017
    Samsung Electronics Co., Ltd.                                                            190              51,962
    Samsung SDI Co., Ltd.                                                                  1,560             120,858
                                                                                                     ---------------
                                                                                                           1,054,925
                                                                                                     ---------------
TAIWAN - 11.6%
    Au Optronics Corp.*                                                                       81                  76
    Compeq Manufacturing Co., Ltd.                                                        82,000              76,085
    Eva Airways Corp.                                                                    327,000             133,110

--------------------------------------------------------------------------------------------------------------------
PACIFIC RIM FUND
                                                                                         NUMBER
                                                                                       OF SHARES           VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (Continued)
--------------------------------------------------------------------------------------------------------------------
    Evergreen Marine Corp.                                                               121,000              59,033
    Formosa Chemical & Fiber Co.                                                         136,000             123,747
    Fubon Financial Holding Co., Ltd.                                                     88,000              87,974
    Hon Hai Precision Industry Co., Ltd.                                                  39,000             159,339
    Nan Ya Plastic Corp.                                                                  51,000              47,779
    Pro Mos Technologies, Inc. - 144A                                                     21,800              95,702
    Ritek Corporation                                                                    106,000              85,346
    Test-Rite International Co.                                                           75,000              65,774
    United Microelectronics Corp.*                                                       204,750             245,749
    Wan Hai Lines, Ltd.                                                                  114,000              66,878
    Yuanta Core Pacific Securities Co., Ltd.*                                            149,000              92,317
                                                                                                     ---------------
                                                                                                           1,338,909
                                                                                                     ---------------
TOTAL COMMON STOCK
    (COST: $9,928,661)                                                                                    10,634,625
                                                                                                     ---------------
                                                                                         NUMBER
                                                                                       OF SHARES           VALUE
--------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 1.7%
--------------------------------------------------------------------------------------------------------------------
SOUTH KOREA - 1.7%
    LG Household & Health Care, Ltd.*                                                      5,068     $        83,413
    Samsung Electronics Co., Ltd.                                                            830             112,461
                                                                                                     ---------------
                                                                                                             195,874
                                                                                                     ---------------
TOTAL PREFERRED STOCK
    (COST: $96,352)                                                                                          195,874
                                                                                                     ---------------
                                                                                         NUMBER
                                                                                       OF SHARES           VALUE
--------------------------------------------------------------------------------------------------------------------
EQUITY-LINKED SECURITIES - 3.2%
--------------------------------------------------------------------------------------------------------------------
INDIA - 3.2%

    Hero Honda Motors, Ltd. -- 06/05/03                                                   18,800     $       118,628
    Hindustan Lever, Ltd. -- 06/05/03                                                     31,096             123,140
    ITC, Ltd. -- 06/05/03                                                                  9,939             130,201
                                                                                                     ---------------
                                                                                                             371,969
                                                                                                     ---------------
TOTAL EQUITY-LINKED SECURITIES
    (COST: $384,441)                                                                                         371,969
                                                                                                     ---------------
                                                                                         NUMBER
                                                                                       OF SHARES           VALUE
--------------------------------------------------------------------------------------------------------------------
RIGHTS - 0.0%
--------------------------------------------------------------------------------------------------------------------
MALAYSIA - 0.0%
    VADS Berhad  -- 07/21/02
    (  COST: $0)                                                                          24,000     $             0
                                                                                                     ---------------
                                                                                      PRINCIPAL
                                                                                        AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
TIME DEPOSIT - 4.1%
--------------------------------------------------------------------------------------------------------------------
    Brown Brothers Harriman & Co. (Grand Cayman)
    2.270%, 07/01/02
    (COST: $480,181)                                                            $        480,181     $       480,181
                                                                                                     ---------------
TOTAL INVESTMENTS - 100.9%
    (COST: $10,889,635)                                                                                   11,682,649
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9%)                                                              (107,522)
                                                                                                     ---------------
NET ASSETS - 100.0%                                                                                  $    11,575,127
                                                                                                     ===============

-----------------------------------------
* NON-INCOME PRODUCING SECURITIES.

                 See Accompanying Notes to Financial Statements.

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF JUNE 30, 2002

-------------------------------------------------------------------------------------------------------------------
PACIFIC RIM FUND                           PERCENTAGE OF                                              PERCENTAGE OF
INDUSTRY                                    NET ASSETS                                                  NET ASSETS
--------                                    ----------                                                  ----------
Agricultural Operations                         0.5 %     Investment Management/Advisor Services                1.5
Airlines                                        2.3       Machinery Tools & Related Products                    1.1
Apparel Manufacturers                           1.0       Machinery-Construction & Mining                       1.5
Audio/Video Products                            2.4       Machinery-Electrical                                  1.0
Auto-Cars/Light Trucks                          1.0       Medical Instruments                                   1.7
Building Products-Doors & Windows               1.4       Medical-Drugs                                         3.4
Cellular Telecommunications                     2.1       Miscellaneous Manufacturing                           0.8
Chemicals-Diversified                           2.7       Mixed Funds-Flex Portfolio                            1.0
Chemicals-Fibers                                1.1       Money Center Banks                                    0.7
Chemicals-Specialty                             1.0       Office Automation & Equipment                         1.6
Circuit Boards                                  0.7       Oil Companies-Integrated                              1.1
Coatings/Paint                                  0.8       Optical Supplies                                      2.1
Commercial Banks Non-US                         2.6       Petrochemicals                                        1.9
Computers-Memory Devices                        0.7       Real Estate Operation/Development                     2.9
Computers-Peripheral Equipment                  1.4       REITS-Office Property                                 1.1
Cosmetics & Toiletries                          1.1       Retail-Apparel/Shoe                                   1.7
Distribution/Wholesale                          0.6       Retail-Automobile                                     1.0
Diversified Financial Services                  0.8       Retail-Home Furnishings                               0.4
Electric Products-Miscellaneous                 2.2       Retail-Jewelry                                        0.6
Electric-Integrated                             1.0       Retail-Major Department Stores                        0.9
Electronic Components-Miscellaneous             3.6       Retail-Restaurants                                    0.4
Electronic Components-Semiconductors            6.2       Rubber & Vinyl                                        0.6
Electronic Connectors                           1.3       Semiconductor Components-Integrated Circuits          2.1
Electronic Measure Instruments                  2.2       Semiconductor Equipment                               1.0
Finance-Consumer Loans                          1.0       Soap & Cleaning Products                              1.8
Finance-Investment Bankers/Brokers              0.8       Telecommunications Services                           1.4
Finance-Leasing Company                         1.9       Tobacco                                               1.7
Food-Retail                                     0.6       Toys                                                  2.2
Footwear & Related Apparel                      1.3       Transport-Marine                                      1.1
Gas-Distribution                                2.6       Web Portals/ISP                                       1.1
Gold Mining                                     2.5       Wireless Equipment                                    0.8
Hotels & Motels                                 1.0       Time Deposit                                          4.1
Industrial Automation/Robotics                  0.9       Liabilities in excess of other assets                (0.9)
                                                                                                    ----------------
Instruments-Scientific                          1.3       NET ASSETS                                          100.0 %
                                                                                                    ================

Nicholas-Applegate Institutional Fund
Financial Highlights
For a share outstanding during the period indicated

                                                                                                   DISTRIBUTIONS FROM:
                                                                                                -------------------------
                                                  NET ASSET        NET           NET REALIZED      NET          NET        NET ASSET
                                                    VALUE,      INVESTMENT      AND UNREALIZED  INVESTMENT    REALIZED       VALUE,
                                                  BEGINNING  INCOME (LOSS)(1)    GAINS (LOSS)     INCOME    CAPITAL GAINS   ENDING
-----------------------------------------------------------------------------------------------------------------------------------
PACIFIC RIM FUND - RETIREMENT SHARES
  For the period 04/01/02 through 06/30/02         $7.22         $0.00              $0.08            -            -          $7.30
  01/2/02 (commenced) to 03/31/02                   6.49          0.00               0.73            -            -           7.22

--------------------------------------------------------------------------------

(1) Prior to April 1, 1999, net investment income per share was calculated by taking the difference in undistributed net investment income per share at the beginning and end of period, adjusted for per share distributions. Beginning April 1, 1999, net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(2)  Total returns are not annualized for periods less than one year.
(3) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.
(4)  Net expenses include certain items not subject to expense limitation.
(5)  Actual amount.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Nicholas-Applegate Institutional Fund
Financial Highlights - (continued)
For a share outstanding during the period indicated

                                                              RATIOS TO AVERAGE NET ASSETS(3)
                                                   ------------------------------------------------------
                                                                                EXPENSE                      FUND'S
                                                        NET                 (REIMBURSEMENTS)                PORTFOLIO  NET ASSETS
                                        TOTAL       INVESTMENT     TOTAL    ----------------     NET        TURNOVER     ENDING
                                       RETURN(2)   INCOME (LOSS)  EXPENSES     RECOUPMENT     EXPENSES(4)     RATE     (IN 000'S)
----------------------------------------------------------------------------------------------------------------------------------
PACIFIC RIM FUND - RETIREMENT SHARES
  For the period 04/01/02 through       1.11%         (0.23%)      3.39%        (1.74%)         1.65%          66%        $169(5)
   06/30/02
  01/2/02 (commenced) to 03/31/02      12.29%          0.00%       3.88%        (2.06%)         1.82%         390%         167(5)

---------------------------------------------------------------------------

(1) Prior to April 1, 1999, net investment income per share was calculated by taking the difference in undistributed net investment income per share at the beginning and end of period, adjusted for per share distributions. Beginning April 1, 1999, net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(2)  Total returns are not annualized for periods less than one year.
(3) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.
(4)  Net expenses include certain items not subject to expense limitation.
(5)  Actual amount.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
PACIFIC RIM FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002

ASSETS
Investments, at value*                                 $          11,682,649
Foreign currencies, at value**                                        25,691
Cash collateral received for securities loaned                        98,138
Receivables:
  Investment securities sold                                         386,135
  Capital shares sold                                                    800
  Dividends                                                           30,356
  From investment advisor                                              6,444
Other assets                                                           1,731
                                                       ----------------------
Total assets                                                      12,231,944
                                                       ----------------------

LIABILITIES
Payables:
  Investments purchased                                $             454,370
  Capital shares redeemed                                             11,521
  Collateral on securities loaned                                     98,138
Unrealized loss on forward currency contracts                         18,282
Other liabilities                                                     74,506
                                                       ----------------------
Total Liabilities                                                    656,817
                                                       ----------------------
NET ASSETS                                             $          11,575,127
                                                       ----------------------
   * Investments, at cost                              $          10,889,635
                                                       ----------------------
  ** Foreign currencies, at cost                       $              24,591
                                                       ----------------------
NET ASSETS CONSIST OF:
Paid-in capital                                        $          12,676,273
Undistributed net investment income                                   86,236
Accumulated net realized loss on investments and
  foreign currencies                                              (1,964,002)
Net unrealized appreciation  of investments and
  of other assets and liabilities denominated in
  foreign currencies                                                 776,620
                                                       ----------------------

Net assets applicable to all shares outstanding        $          11,575,127
                                                       ----------------------

Net Assets of Institutional Shares                     $          11,574,958
Net Assets of Retirement shares                                          169
                                                       ----------------------

Institutional Shares outstanding                                   1,584,731
Retirement Shares outstanding                                             23
                                                       ----------------------
Net Asset Value - Institutional Share                  $                7.30

Net Asset Value - Retirement Share                     $                7.30
                                                       ----------------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
PACIFIC RIM FUND
STATEMENTS OF OPERATIONS

                                                      PERIOD APRIL 1, 2002
                                                            THROUGH             YEAR ENDED       YEAR ENDED
                                                         JUNE 30, 2002        MARCH 31, 2002   MARCH 31, 2001
INVESTMENT INCOME
Dividends, net of foreign taxes*                     $              38,084           183,106           11,422
Interest                                                             1,790            23,047            8,419
Securities Lending                                                   3,109             9,866            9,005
                                                     ----------------------   ---------------  ---------------
   Total Income                                                     42,983           216,019           28,846
                                                     ----------------------   ---------------  ---------------
EXPENSES
Advisory fee                                                        29,978           100,105           24,410
Accounting and administration fees                                  12,965            43,383           45,930
Custodian fees                                                      42,404           168,985           96,503
Transfer agent fees and expenses                                     3,770            14,241           10,831
Administrative services                                              2,998            10,010            2,429
Professional fees                                                      879             6,238            6,754
Shareholder reporting                                                  424               414              387
Registration fees                                                      904             5,028            2,333
Trustees' fees and expenses                                            154               445              107
Interest and credit facility fee                                       200               276            8,568
Insurance                                                               --                 8              724
Miscellaneous                                                          891             8,616            1,100
                                                     ----------------------   ---------------  ---------------
   Total Expenses                                                   95,567           357,749          200,076
Expenses reimbursed                                                (52,597)         (212,139)        (156,669)
                                                     ----------------------   ---------------  ---------------
  Net Expenses                                                      42,970           145,610           43,407
                                                     ----------------------   ---------------  ---------------
NET INVESTMENT INCOME (LOSS)                                            13            70,409          (14,561)
                                                     ----------------------   ---------------  ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain (loss) from:
  Securities                                                       632,109        (1,841,649)        (708,397)
  Foreign currency transactions                                    (72,328)           15,980          (68,871)
                                                     ----------------------   ---------------  ---------------
   Net realized gain (loss)                                        559,781        (1,825,669)        (777,268)
                                                     ----------------------   ---------------  ---------------
Change in unrealized appreciation (depreciation) of:
  Investments                                                     (420,860)        1,303,851         (392,769)
  Other assets and liabilities denominated in
    foreign currencies                                              (2,385)          (13,492)          (2,524)
                                                     ----------------------   ---------------  ---------------
   Net unrealized appreciation (depreciation)                     (423,245)        1,290,359         (395,293)
                                                     ----------------------   ---------------  ---------------
NET GAIN (LOSS) ON INVESTMENTS                                     136,536          (535,310)      (1,172,561)
                                                     ----------------------   ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                          $             136,549          (464,901)      (1,187,122)
                                                     ----------------------   ---------------  ---------------
  *Foreign taxes withheld                            $               3,013            16,741            1,170
                                                     ----------------------   ---------------  ---------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
PACIFIC RIM FUND
STATEMENT OF CHANGES IN NET ASSETS

                                              PERIOD APRIL 1, 2002     YEAR ENDED        YEAR ENDED       YEAR ENDED
                                                THROUGH JUNE 30,        MARCH 31,         MARCH 31,        MARCH 31,
                                                      2002                2002              2001             2000
                                              --------------------  ----------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   $              13    $         70,409          (14,561)         (13,932)
Net realized gain (loss)                                 559,781          (1,825,669)        (777,268)       1,611,435
Net unrealized appreciation (depreciation)              (423,245)          1,290,359         (395,293)         161,024
                                               ------------------   -----------------  ---------------  ---------------
    Net increase (decrease) in net assets
      from investment operations                         136,549            (464,901)      (1,187,122)       1,758,527
                                               ------------------   -----------------  ---------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Institutional Class                                       --                  --               --               --
    Retirement Class                                          --                  --               --               --
  From net realized gains
    Institutional Class                                       --                  --       (1,220,733)        (290,076)
    Retirement Class                                          --                  --               --               --
                                               ------------------   -----------------  ---------------  ---------------
    Total distributions                                       --                  --       (1,220,733)        (290,076)
                                               ------------------   -----------------  ---------------  ---------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    Institutional Class                                  432,353          10,805,074        2,008,237        3,053,456
    Retirement Class                                          --                 150               --               --
  Distributions reinvested
    Institutional Class                                       --                  --        1,220,230          275,340
    Retirement Class                                          --                  --               --               --
  Cost of shares redeemed
    Institutional Class                                 (422,906)           (937,316)      (2,615,270)      (2,075,329)
    Retirement Class                                          --                  --               --               --
                                               ------------------   -----------------  ---------------  ---------------
    Net increase in net assets from
      share transactions                                   9,447           9,867,908          613,197        1,253,467
                                               ------------------   -----------------  ---------------  ---------------
    Net Increase in Net Assets                           145,996           9,403,007       (1,794,658)       2,721,918
NET ASSETS
  Beginning                                    $      11,429,131    $      2,026,124        3,820,782        1,098,864
                                               ------------------   -----------------  ---------------  ---------------
  Ending                                       $      11,575,127    $     11,429,131        2,026,124        3,820,782
                                               ------------------   -----------------  ---------------  ---------------
Undistributed net investment income, ending    $          86,236    $         82,168          (21,444)          (8,934)
                                               ------------------   -----------------  ---------------  ---------------
INSTITUTIONAL CLASS - CAPITAL SHARE ACTIVITY
  Shares sold                                             57,401           1,428,526          162,746          141,141
  Distributions reinvested                                    --                  --          143,556           14,607
  Shares redeemed                                        (55,528)           (137,926)        (164,197)         (94,720)
                                               ------------------   -----------------  ---------------  ---------------
Net Institutional Share Activity                           1,873           1,290,600          142,105           61,028
                                               ------------------   -----------------  ---------------  ---------------
RETIREMENT CLASS - CAPITAL SHARE ACTIVITY
  Shares sold                                                 --                  23               --               --
  Distributions reinvested                                    --                  --               --               --
  Shares redeemed                                             --                  --               --               --
                                               ------------------   -----------------  ---------------  ---------------
  Net Institutional Share Activity                            --                  23               --               --
                                               ------------------   -----------------  ---------------  ---------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
PACIFIC RIM FUND
NOTES TO FINANCIAL STATEMENTS

NOTE A -- ORGANIZATION

         The Pacific Rim Fund (the "Fund") is one series of shares of beneficial interest of the Nicholas-Applegate Institutional Funds (formerly Nicholas-Applegate Investment Trust) (the "Trust"), an open-end management investment company. The Trust was established as a Delaware business trust on December 17, 1992 and consists of nineteen separate portfolios including Pacific Rim Fund (the "Fund"). The Fund's investment objectives, strategies and risks are discussed in the Fund's current prospectus. The Fund offers Institutional shares ("Class I") and Retirement shares ("Class R"). Class I and Class R shares have no sales charge or distribution fee, but Class R shares have a shareholder servicing fee.

NOTE B -- SIGNIFICANT ACCOUNTING POLICIES

         Significant accounting policies consistently followed by the Fund in preparing these financial statements are described below. The policies conform with accounting principles generally accepted in the United States.

SECURITY VALUATIONS

         The Fund values equity securities traded on national or international exchanges and market systems at the last sales price reported by the security's primary market at the time of daily valuation. If a last sales price is not available, these securities are valued at the mean between last reported bid and ask prices. Debt securities are valued at bid prices obtained from independent pricing services or from one or more dealers making markets in the securities. Security prices quoted in a foreign currency are translated using the current U.S. dollar exchange rate. Short-term securities maturing within 60 days are valued at amortized cost which approximates market value. When market quotations for securities are not readily available, a fair value is determined by the Investment Adviser in accordance with procedures established by the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

         Security transactions are accounted for as of trade date. Realized gains and losses from security transactions are determined on an identified-cost basis.

         Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when the information becomes available to the Fund. Interest income is recorded on an accrual basis. Discounts and premiums on debt securities are accreted and amortized on the yield to maturity basis.

FOREIGN CURRENCY TRANSACTIONS

         At each net asset valuation date, the value of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are converted at the prevailing exchange rate on the day of the event. The effect of changes in exchange rates on securities denominated in a foreign currency is included with the net realized and unrealized gain or loss of the associated security. Other foreign currency gains or losses are reported separately.

         The Fund may use forward foreign currency contracts to reduce its exposure to currency fluctuations from foreign securities. These contracts are commitments to purchase or sell a foreign currency at a specified rate on a future date. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation of investments. The contract commitment is fully collateralized by cash or securities of the Fund. Foreign denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory and market risk. Evaluating and monitoring such risk exposure is a part of the Fund's management strategy.

FUTURES CONTRACTS

         The Fund may enter into futures contracts involving foreign currency, interest rates, securities, and securities indices, for hedging purposes only. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, the Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

OPTIONS CONTRACTS

         The Fund may: (a) buy call options on foreign currency in anticipation of an increase in the value of the underlying asset; (b) buy put options on foreign currency, portfolio securities, and futures in anticipation of a decrease in the value of the underlying asset; and (c) write call options on portfolio securities and futures to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

EQUITY-LINKED SECURITIES

         Certain Funds may purchase equity-linked securities, also known as participation notes, equity swaps, and zero strike calls and warrants. Equity-linked securities are primarily used by the Fund to access the securities market of a country from which the Fund would otherwise be precluded. The Fund deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount equal to the selling price of the underlying security in exchange for an equity linked security. Upon sale, the Fund receives cash from the broker or custodian based on the change in value of the underlying security. Aside from market risk of the underlying security, there is a risk of default by the other party to the transaction. In the event of insolvency of the other party, the Fund might be unable to obtain its expected benefit. In addition, while the Fund will seek to enter into such transactions only with parties which are capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to close out such a transaction with the other party or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair the Fund's ability to enter into other transactions at a time when doing so might be advantageous.

SECURITIES LENDING

         The Fund may temporarily loan securities up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower fully collateralizes the loans with cash. The risk associated with portfolio lending is that the borrower may not provide additional collateral when required or return the securities when due.

         The market value of securities at June 30, 2002 on loan was $86,000 and the related collateral was $98,000.

CREDIT FACILITY

         The Trust has a $30 million credit facility available to fund temporary or emergency borrowing. The Fund pays its pro-rata share of an annual commitment fee plus interest on its specific borrowings. For the period ended June 30, 2002, the Fund had no borrowings against the line of credit.

FEDERAL INCOME TAXES

         The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required. The Fund invests in foreign securities and records any foreign taxes on income and gains on such investments in accordance with the applicable tax rules. The Fund's tax accounting treatment of loss deferrals, passive foreign investment companies and expiration of capital loss carryforwards are different from the financial statement recognition of income and gains.

DISTRIBUTIONS TO SHAREHOLDERS

         The Fund records distributions to shareholders on the ex-dividend date. Distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. Accordingly, the Fund's capital accounts are periodically reclassified to reflect income and gains available for distribution under income tax regulations. The Fund makes income and capital gain distributions at least annually.

         As of June 30, 2002 the components of accumulated earnings/(deficit) on a tax basis were as follows:


                                       COMPONENTS OF ACCUMULATED EARNING/(DEFICIT):
------------------------------------------------------------------------------------------------------------------------
  UNDISTRIBUTED      UNDISTRIBUTED     ACCUMULATED     ACCUMULATED CAPITAL AND      UNREALIZED       TOTAL ACCUMULATED
 ORDINARY INCOME       LONG-TERM         EARNINGS          OTHER LOSSES (1)        APPRECIATION           DEFICIT
                     CAPITAL GAINS                                                      (2)
------------------------------------------------------------------------------------------------------------------------
     $67,954              --             $67,954             $(1,890,697)            $721,596          $(1,101,147)

(1) On June 30, 2002, the Fund had net capital loss carryforwards of approximately $1,891,000, which will expire on June 30, 2009. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

(2) The differences between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and unrealized gains and losses on forward foreign currency contracts which are realized for tax purposes.

FUND EXPENSES AND MULTI-CLASS ALLOCATIONS

         The Fund bears expenses incurred specifically on its behalf plus an allocation of its share of Trust level expenses. Each share offered by the Fund has equal rights to assets but incurs certain Class specific expenses. The Fund allocates income, gains and losses, both realized and unrealized, and expenses, except for Class specific expenses, based on the relative net assets of each share class.

USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

NOTE C -- TRANSACTIONS WITH AFFILIATES

         Nicholas-Applegate Capital Management, as the Investment Adviser of the Fund, receives an annual fee of 1.00% payable monthly based on the average daily net assets of the Fund, which are reduced when average net assets exceed $500 million. In addition, under an Administrative Services agreement the Investment Adviser provides operational support services to the Fund at an annual fee on average daily net assets of 0.10%.

         The Investment Adviser has agreed to limit the Fund's expenses, exclusive of taxes, interest, brokerage and extraordinary expenses, to 1.65% of average net assets through July 8, 2002.

         The Class R shares have a shareholder servicing agreement with the Distributor. The shareholder servicing plan is a compensation plan, which compensates the Distributor for expenses in connection with non-distribution shareholder services provided by the Distributor to other financial institutions. The Retirement Class pays an annual fee on its average daily net assets of up to 0.25% under the shareholder servicing agreement.

Certain officers of the Trust are also officers of the Investment Adviser and Distributor. The Trustees who are not affiliated with the Investment Adviser receive annual compensation of approximately $31,000 each from the Trust.

NOTE D -- INVESTMENT TRANSACTIONS

         The following table presents purchases and sales of securities, excluding short-term investments, during the period ended June 30, 2002 to indicate the volume of transactions in the Fund. The tax cost of securities held at June 30, 2002, and the related gross and net unrealized appreciation and depreciation, provide aggregate information on a tax basis against which future gains and losses on these investments are measured for distribution purposes.


                                                                                                   NET
                                                     GROSS                GROSS                 UNREALIZED
                                                   UNREALIZED          UNREALIZED              APPRECIATION
  PURCHASES        SALES         TAX COST         APPRECIATION        DEPRECIATION            (DEPRECIATION)
  (IN 000'S)    (IN 000'S)      (IN 000'S)         (IN 000'S)          (IN 000'S)               (IN 000'S)
------------- -------------- ----------------- ------------------- --------------------- ---------------------
    $7,368         $7,501        $10,963             $1,267              ($547)                    $720

NOTE E -- FINANCIAL INSTRUMENTS

         During the period, the Fund was party to financial instruments with off-balance sheet risks, including forward foreign currency contracts and futures contracts, primarily in an attempt to minimize the risk to the Fund, in respect of its portfolio transactions. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from unexpected movement in currencies, securities values and interest rates. The contract amounts indicate the extent of the Fund's involvement in such contracts.

FORWARDS

         When entering a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed upon future date.

         At June 30, 2002, the Fund had outstanding forward contracts for the purchase and sale of currencies as set out below. The contracts are reported in the financial statements at the Fund's net loss, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, or the date an offsetting position, if any, has been entered into.


                                                                                                       NET
                                                                                                    UNREALIZED
                                                                                      MARKET      APPRECIATION/
                                                        LOCAL         SETTLEMENT       VALUE      (DEPRECIATION)
                                                       CURRENCY          DATE           US$            US$
                                                  ---------------- ---------------- ----------- ------------------
To Sell:
JPY                                                  (51,267,045)      08/02/02     $(428,418)          $(18,282)
                                                                                                 -----------------
Net Loss in foreign currency exchange contracts.                                                        $(18,282)
                                                                                                 =================

NOTE F -- ADDITIONAL FEDERAL TAX INFORMATION (UNAUDITED)

         The amounts, which represent income, derived from sources within, and taxes paid to foreign countries or possessions of the United States are as follows:


        FOREIGN                                  FOREIGN
        SOURCE                                  TAX CREDIT
        INCOME                                    TOTAL
------------------------------  -------------------------------------------
        $45,674                                   $3,704

NOTE G - SUBSEQUENT EVENTS

The Fund reorganized on July 15, 2002, when the Nicholas-Applegate Pacific Rim Fund (the "NACM Fund") reorganized into a corresponding Fund of PIMCO Funds:
Multi-Manager Series, a Massachusetts business trust (the "PIMCO NACM Pacific Rim Fund"). The NACM Fund transferred substantially all of its assets and liabilities to the PIMCO Fund in exchange for Institutional Class shares of the PIMCO Fund. The information in this report reflects financial results for a Retirement Class share of the NACM Fund outstanding throughout each period indicated.

NOTE H - SUPPLEMENTAL INFORMATION - SHAREHOLDER ACTIONS

On July 15, 2002 a majority shareholder representing 94.1390% of the Pacific Rim Fund executed a written consent approving the following actions:

(1) the reorganization of the Fund into a corresponding fund of PIMCO Funds:
Multi-Manager Series, a Massachusetts business trust (the "PIMCO Trust");

(2) a new advisory agreement between Allianz Dresdner Asset Management of America L.P. ("ADAM of America,"acting through its PIMCO Advisors division, "PIMCO Advisors") and the Nicholas-Applegate Trust, on behalf of the Fund; and

(3) a new sub-advisory agreement between PIMCO Advisors and Nicholas-Applegate Capital Management.

NOTE I - CORPORATE GOVERNANCE (UNAUDITED)


-------------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS(1) POSITION(S) TERM OF OFFICE    PRINCIPAL             NUMBER OF    OTHER DIRECTORSHIPS HELD BY TRUSTEE
AND AGE          HELD WITH   AND LENGTH OF     OCCUPATION(S)         PORTFOLIOS
                 FUND        TIME SERVED(2)    DURING PAST 5 YEARS   IN FUND
                                                                     COMPLEX
                                                                     OVERSEEN
                                                                     BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED
TRUSTEES:
-------------------------------------------------------------------------------------------------------------------------------
WALTER E. AUCH   Trustee     Since May 1999    Retired; prior        19           Trustee, Brinson Relationship Funds (since
(80)                                           thereto, Chairman                  1994) and Brinson Supplementary Trust (since
                                               and CEO of Chicago                 1997); Director, Thompson Asset Management
                                               Board of Options                   Corp (since 1987);  Director, Smith Barney
                                               Exchange (1979-1986)               Trak Fund (since 1992) and Smith Barney
                                                                                  Advisors (since 1992); Director, PIMCO
                                                                                  Advisors L.P (since 1994); Director, Banyon
                                                                                  Realty Trust (since 1988), Banyon Mortgage
                                                                                  Investment Fund (since 1989) and Banyon Land
                                                                                  Fund II (since 1988); Director, Express
                                                                                  America Holdings Corp (since 1992); Director,
                                                                                  Legend Properties, Inc. (since 1987);
                                                                                  Director, Senele Group (since 1988);
                                                                                  Director, Fort Dearborn Income Securities,
                                                                                  Inc. (1987-1995); Trustee, Nicholas-Applegate
                                                                                  Mutual Funds (1994-1999); Director, Geotek
                                                                                  Industries, Inc. (1987-1998).
-------------------------------------------------------------------------------------------------------------------------------
DARLENE          Trustee     Since May 1999    Managing Director,    19           Founding Member and Director, National
DEREMER (46)                                   NewRiver E-Business                Defined Contribution Council (since 1997);
                                               Advisory Services                  Trustee, Boston Alzheimer's Association
                                               Division; Prior to,                (since 1998); Director, King's Wood
                                               President and                      Montessori School (since 1995); Editorial
                                               Founder, DeRemer                   Board, National Association of Variable
                                               Associates, a                      Annuities since 1997); Director,
                                               strategic and                      Nicholas-Applegate Strategic Opportunities,
                                               marketing                          Ltd. (1994-1997); Trustee, Nicholas-Applegate
                                               consulting firm for                Mutual Funds (1994-1999); Director, Jurika &
                                               the financial                      Voyles Fund Group (since 1994-2000);
                                               services industry
                                               (since 1987); Vice
                                               President and
                                               Director, Asset
                                               Management
                                               Division, State
                                               Street Bank and
                                               Trust Company, now
                                               referred to as
                                               State Street Global
                                               Advisers,
                                               (1982-1987); Vice
                                               President, T. Rowe
                                               Price & Associates
                                               (1979-1982);
                                               Member, Boston Club
                                               (since 1998);
                                               Member, Financial
                                               Women's Association
                                               Advisory Board
                                               (since 1995);
                                               Founder, Mutual
                                               Fund Cafe Website
-------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
GEORGE F.        Trustee     Since May 1999    Consultant,           19           Director, Bramwell Funds (since 1994);
KEANE (72)                                     Associated Energy                  Director, Longview Oil & Gas (since 2000);
                                               Managers (since                    Director, Security Capital U.S. Real Estate
                                               1994);  Prior to,                  (since 1997); Director, The Universal Bond
                                               President Emeritus                 Fund (since 1997); Director, Universal
                                               and founding Chief                 Stainless & Alloy Products Inc. (1994-2000);
                                               Executive Officer,                 Director, United Water Services and
                                               The Common Fund                    affiliated companies (1996-2000); Director,
                                               (1971-1992); and                   and former Chairman of the Board, Trigen
                                               Endowment Advisors                 Energy Corporation (1994-2000); Trustee,
                                               (1987-1992)                        Nicholas-Applegate Mutual Funds (1994-1999).
                                               (organizations that
                                               provide investment
                                               management programs
                                               for colleges and
                                               universities) ;
                                               Member, Investment
                                               Advisory Committee,
                                               New York State
                                               Common Retirement
                                               Fund (since 1982)
-------------------------------------------------------------------------------------------------------------------------------
INTERESTED
TRUSTEES:
-------------------------------------------------------------------------------------------------------------------------------
E. BLAKE         Chairman,   Since April 2002  Managing General      19           Chairman Nicholas-Applegate US Growth Equity
MOORE, JR. (44)  President                     Counsel,                           Fund (Since 2000); Director,
                 & Trustee                     Nicholas-Applegate                 Nicholas-Applegate Southeast Asia Fund (Since
                                               Capital Management                 2000).
                                               LLC, Nicholas-Applegate
                                               Securities LLC,
                                               Nicholas-Applegate
                                               Holdings LLC
                                               and Nicholas-Applegate
                                               Securities
                                               International LDC
                                               (Since 1995).
-------------------------------------------------------------------------------------------------------------------------------
OFFICERS:
-------------------------------------------------------------------------------------------------------------------------------
CHARLES H.       Secretary   Since May 2001    Deputy General        19           Director, Nicholas-Applegate U.S. Growth
FIELD, JR. (46)                                Counsel,                           Equity Fund (Since 1996); Director,
                                               Nicholas-Applegate                 Nicholas-Applegate Southeast Asia Fund (Since
                                               Capital Management                 1999). Director, Nicholas-Applegate Strategic
                                               (Since 1996).                      Opportunities Fund, LLC (1996-2000);
                                                                                  Director, Torrey Pines Fund, Ltd. (Since
                                                                                  1999).
-------------------------------------------------------------------------------------------------------------------------------
C. WILLIAM       Treasurer   Since May 1999    Managing Chief        19           NA
MAHER (41)                                     Financial Officer,
                                               Nicholas-Applegate
                                               Capital Management,
                                               Nicholas-Applegate
                                               Securities, (Since
                                               1998); Co-Managing
                                               Chief Financial
                                               Officer
                                               Nicholas-Applegate
                                               Holdings LLC (Since
                                               2001). Formerly
                                               Chief Financial
                                               Officer, Mitchell
                                               Hutchins Asset
                                               Management, Inc.
                                               (1990-1998).
-------------------------------------------------------------------------------------------------------------------------------

-----------------------------

(1) Unless otherwise noted, the address of the Trustees and Officers is c/o:
Nicholas-Applegate Capital Management, 600 West Broadway, 32nd Floor, San Diego, California 92101.

(2) Each Trustee serves for an indefinite term, until her or his successor is elected.

                         REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of Nicholas-Applegate Institutional Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Pacific Rim Fund (one of the series constituting the Nicholas-Applegate Institutional Funds) (the "Fund") as of June 30, 2002, and the related statements of operations, the statements of changes in net assets and the financial highlights for the respective periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Pacific Rim Fund as of June 30, 2002, the results of its operations, changes in its net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                  /s/ Ernst & Young LLP

Los Angeles, California
August 9, 2002

               TRUSTEES OF NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS

                          E. Blake Moore, Jr., Chairman

                                 Walter E. Auch

                               Darlene T. DeRemer

                                 George F. Keane


                                    OFFICERS

                         E. Blake Moore, Jr., PRESIDENT

                        Charles H. Field, Jr., SECRETARY

                     Deborah A. Wussow, ASSISTANT SECRETARY

                           C. William Maher, TREASURER

                     Thomas Muscarella, ASSISTANT TREASURER

                               INVESTMENT ADVISER

                      Nicholas-Applegate Capital Management

                                   DISTRIBUTOR

                          Nicholas-Applegate Securities

                                    CUSTODIAN

                 Brown Brothers Harriman & Co., Private Bankers

                                 TRANSFER AGENT

                        State Street Bank & Trust Company